N-2	Jan. 18, 2023
Cover [Abstract]
Entity Central Index Key	0000003453
Amendment Flag	false
Securities Act File Number	001-34187
Document Type	8-K
Entity Registrant Name	Matson, Inc.
Entity Address, Address Line One	1411 Sand Island Parkway
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96819
City Area Code	808
Local Phone Number	848-1211
Entity Emerging Growth Company	false